EMPLOYEE BENEFIT PLANS - Net Periodic Benefit Cost, Change in Benefit Obligation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Employer Contributions	$ 265	$ 672
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Service Cost	40	41	37
Interest Cost	109	122	129
Expected Return On Plan Assets	(146)	(120)	(115)
Actuarial (gain) loss	1	0	0
Net amortization	164	145	125
Plan amendments and additions	0	0	13
Net Periodic Pension Expense	168	188	189
Parent [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer Contributions	260
Alliance Bernstein [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer Contributions	5
Estimated Employer Contributions	$ 4